Guggenheim Ultra Short Duration Fund Performance Management - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class shares calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Institutional Class and Class A shares compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index).On November 30, 2018, Guggenheim Strategy Fund I (the “Predecessor Fund”), which also was an investment company registered under the Investment Company Act of 1940, reorganized with and into the Fund, which has adopted the Predecessor Fund’s performance history. Accordingly, the performance information shown below prior to that date reflects the performance of the Predecessor Fund and not that of the Fund. However, the Predecessor Fund’s policies, guidelines and investment objective were the same as those of the Fund’s in all material respects. Because Class P shares of the Fund are not currently offered for sale and do not have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class P shares is shown.The returns shown below for the Predecessor Fund have been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund, exclusive of any applicable expense limitation agreement. As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class shares calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Institutional Class and Class A shares compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index).
Performance One Year or Less [Text]	Because Class P shares of the Fund are not currently offered for sale and do not have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class P shares is shown.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterDecember 31, 20232.55%Lowest QuarterMarch 31, 2020-1.30%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).After-tax returns are shown for Institutional Class only. After-tax returns for each Class will vary.
Performance Table Uses Highest Federal Rate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class only. After-tax returns for each Class will vary.
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	800.820.0888
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.55%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020